Long-Term Debt - Schedule of Components of Interest Expense and Related Fees for Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt
Amortization of deferred financing cost and debt discount			$ 3,123	$ 558	$ 1,092	$ 615
Credit Facility 2021 | Credit Facility 2021
Long-Term Debt
Interest expense, Debt	$ 769	$ 1,020	3,025	2,975	3,617	3,655
Credit Facility 2021 | Credit Agreement
Long-Term Debt
Interest expense, Debt	81	206	222	531	693	102
Credit Facility 2021 | Other
Long-Term Debt
Interest expense, Debt	5	1	14	4	8	6
Credit Facility 2021 | Lafayette Square
Long-Term Debt
Amortization of deferred financing cost and debt discount	699	186	1,928	558	1,092	615
Amortization of debt premium	(450)	0	(450)	0
Total interest expense and amortization of deferred financing cost and debt discount	$ 1,104	$ 1,413	$ 4,739	$ 4,068	$ 5,410	$ 4,378